Cover	Jun. 19, 2023
Statement [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 19, 2023
Entity File Number	000-53204
Entity Registrant Name	BEAM GLOBAL
Entity Central Index Key	0001398805
Entity Tax Identification Number	26-1342810
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	5660 Eastgate Drive
Entity Address, City or Town	San Diego
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92121
City Area Code	(858)
Local Phone Number	799-4583
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Statement [Line Items]
Title of 12(b) Security	Common Stock
Trading Symbol	BEEM
Security Exchange Name	NASDAQ
Warrants
Statement [Line Items]
Title of 12(b) Security	Warrants
Trading Symbol	BEEMW
Security Exchange Name	NASDAQ